Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands												1 Months Ended	12 Months Ended
	Jul. 31, 2025	Mar. 19, 2025	Oct. 02, 2023	Nov. 09, 2021	Mar. 29, 2021	Feb. 18, 2021	Feb. 11, 2021	Feb. 09, 2021	Jan. 15, 2021	Jan. 07, 2021	Dec. 22, 2020	Feb. 24, 2021	Dec. 31, 2025	Aug. 11, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares)													6,000,000,000		6,000,000,000
Ordinary shares, par value													$ 0.75		$ 0.75
Exercise price	$ 3.5	$ 222,337,500								$ 5.55
Warrant description													The February Inducement Warrants have substantially the same terms as the January Inducement Warrants, except for having (i) registration rights whereby the Company agreed to register the ADSs underlying the February Inducement Warrants within twenty-one (21) days of closing, and (ii) an exercise price of $4.05 per ADS.
Share of the Company, par value		5.2	$ 4.57
Price per unit		$ 0.034666	$ 0.45655
Aggregate purchase price of offering (in Dollars)		$ 7,700	$ 17,880
Registered Direct Offering in December 2020 [Member]
Shareholders’ Equity [Line Items]
Exercise price											$ 4.65
January 2021 Warrant Solicitation [Member]
Shareholders’ Equity [Line Items]
Warrant description													The January Inducement Warrants have substantially the same terms as the Existing Warrants, except for having (i) provisions customary for an unregistered warrant, including a restrictive legend, (ii) registration rights whereby the Company agreed to register the ADSs underlying the January Inducement Warrants within fifteen (15) days of closing, (iii) being exercisable immediately upon issuance, (iv) having a term of five (5) years from the date of issuance, and (v) having an exercise price of $2.00 per ADS.
February 2021 Warrant Solicitations [Member]
Shareholders’ Equity [Line Items]
Warrant description													The Second February Inducement Warrants have substantially the same terms as the February Inducement Warrants, except for having (i) registration rights whereby the Company agrees to register the ADSs underlying the Second February Inducement Warrants within eight (8) days of closing, and (ii) an exercise price $7.00 per ADS.
Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant (in Shares)					25,000,000
Exercise price						$ 30	$ 15
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares)													6,000,000,000
ADS [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)	2,142,855
Exercise price	$ 3.5	$ 0.0398	$ 0.57069
Purchase of warrants (in Shares)	4,285,710
Share of the Company, par value		0.005	0.005
Price per unit		$ 5.97	$ 5.71
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)			39,171,620
November Spa [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)				51,500,000
Gross proceeds (in Dollars)				$ 90,100
Securities Purchase Agreement [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants (in Shares)					25,000,000
Securities Purchase Agreement [Member] | Registered Direct Offering in December 2020 [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)											2,600,000
Purchase of warrant (in Shares)											2,600,000
Gross proceeds from warrants (in Dollars)											$ 4,000
Issuance for period term											5 years
Exercise price											$ 1.55
Purchase per share price											$ 1.55
Securities Purchase Agreement [Member] | Registered Direct Offering in January 2021 [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)										13,525,000
Purchase of warrant (in Shares)										13,525,000
Gross proceeds from warrants (in Dollars)										$ 25,000
Issuance for period term										5 years
Exercise price										$ 1.85
Purchase per share price										$ 1.85
Securities Purchase Agreement [Member] | January 2021 Warrant Solicitation [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant (in Shares)									14,925,000
Unexercised existing warrants (in Dollars)									$ 27,100
Securities Purchase Agreement [Member] | January Inducement Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant (in Shares)									23,880,000
Securities Purchase Agreement [Member] | February 2021 Warrant Solicitations [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant (in Shares)								23,880,000				23,880,000
Gross proceeds from warrants (in Dollars)								$ 48,000				$ 96,700
Exchange for exercise warrant (in Shares)								23,880,000
Securities Purchase Agreement [Member] | Second February Inducement Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant (in Shares)												23,880,000
Securities Purchase Agreement [Member] | Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)						8,600,000	22,000,000
Purchase of warrant (in Shares)						4,300,000	16,500,000
Gross proceeds from warrants (in Dollars)						$ 86,000	$ 110,000
Issuance for period term						5 years	5 years
Exercise price						$ 10	$ 5
Purchase per share price						$ 10	$ 5
Class A Ordinary Shares[Member]
Shareholders’ Equity [Line Items]
Shares issued (in Shares)													13,235,873		2,964,518	6,099,608,450
Class A Ordinary Shares[Member] | Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase ordinary shares (in Shares)					250,000,000
Class A Ordinary Shares[Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value																$ 0.0001
Class A Ordinary Shares[Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares (in Shares)					250,000,000
Common Class B [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Shares)													2,934,447		163,210	698,562,525
Common Class B [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value																$ 0.0001
Ordinary shares (in Shares)													2,737,877
Common Class B [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Shares)														500,000,000
Class B Ordinary Shares [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value														$ 0.005